Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates Used in Preparing LakeShore Group’s CFS

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. The following table outlines the currency exchange rates used in preparing LakeShore Group’s CFS:

	As of March 31,		Years Ended March 31,
	2024	2025	2023	2024	2025
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1US$	7.0950	7.1782	6.6100	6.9834	7.1366
RMB:1S$	5.2762	5.3631	4.9346	5.2261	5.3197
RMB:1PHP	0.1286	0.1268	NA	0.1275	0.1277

Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life

Depreciation is calculated on the straight-line basis to reduce the cost of each item of property, plant and equipment to its residual value over its estimated useful life.

Category	Estimated useful life
Plant and buildings	6-20 years
Machinery and equipment	5-10 years
Electronic equipment	3-10 years
Office equipment and furniture	3-7 years
Motor vehicles	4-5 years
Leasehold improvements	Lesser of the lease term or life of assets

Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases

Details of LakeShore Group’s top 5 vendors accounting for total purchases are as follows:

	Year Ended March 31, 2025
	(RMB)	(US$)
Vendor D	10,580,000	$1,473,907	16.6%
Vendor A	9,428,000	1,313,421	14.8%
Vendor C	7,383,664	1,028,623	11.6%
Vendor I	4,678,400	651,751	7.4%
Vendor B	3,218,850	448,420	5.1%
Total	35,288,914	$4,916,122	55.5%

	Year Ended March 31, 2024
	(RMB)	(US$)
Vendor D	36,567,150	$5,153,932	20.2%
Vendor I	19,635,180	2,767,467	10.8%
Vendor C	13,260,918	1,869,051	7.3%
Vendor E	10,090,875	1,422,252	5.6%
Vendor G	9,544,080	1,345,184	5.3%
Total	89,098,203	$12,557,886	49.2%

	Year Ended March 31, 2023
	(RMB)	(US$)
Vendor A	48,006,500	$6,986,117	37.9%
Vendor F	15,178,020	2,208,772	12.0%
Vendor G	10,053,600	1,463,044	7.9%
Vendor H	6,846,214	996,291	5.4%
Vendor C	4,746,530	690,736	3.7%
Total	84,830,864	$12,344,960	66.9%

Schedule of LakeShore Group’s Key Vendors Accounting for Accounts Payable

Details of of LakeShore Group’s key vendors accounting for accounts payable are as follows:

	As of March 31, 2025
	(RMB)	(US$)
Vendor B	1,631,850	$227,334	3.3%
Vendor A	973,250	135,584	2.0%
Vendor D	624,500	87,000	1.3%
Total	3,229,600	$449,918	6.6%

	As of March 31, 2024
	(RMB)	(US$)
Vendor D	3,408,375	$480,391	5.0%
Total	3,408,375	$480,391	5.0%